Loss Before Tax - Schedule of Loss Before Tax (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Depreciation of:
- property, plant and equipment	RM 14,154,000	$ 3,159,375		RM 10,414,013	$ 2,266,379
- right of use assets	62,286			62,286
Amortisation of intangible asset	9,538,229	2,129,069	RM 13,126,820	13,126,820	2,856,762
Directors’ remuneration (Note 21)	798,527			595,538
Loss on disposal/ strike-off of subsidiaries	159,008			305,818
Interest expense of lease liability	2,828	631		5,916	1,287
Rental of equipment	2,650			3,445
Short-term rental	732,659			55,222
Impairment loss on deposits	4,000,000
Waiver of debts	44,535
Property, plant and equipment written-off	15,864	3,541
Intangible assets written-off	290,004	$ 64,733
Impairment loss on goodwill	754,291
And crediting:
Reversal of impairment on trade receivables	(94,000)
Waiver income				(175,283)
Interest income	RM (606,476)			RM (829,121)